Loan (Details)				1 Months Ended	12 Months Ended
	Mar. 04, 2021 CHF (SFr) shares	Mar. 04, 2021 $ / shares	Sep. 07, 2020	Sep. 07, 2020 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)
Disclosure Of Loanstext Block [Abstract]
Convertible loan agreement amount				SFr 1,500,000
Interest rate			8.00%	8.00%
Accrued interest			130.00%
Pricing of conversion description					The pricing of a conversion into our common shares is at the lower of 150% of the share price at close of the disbursement date ($1.35 fixed on September 8, 2020) and 95% of the average price of our common share at close of the 5 trading dates preceding the date of the conversion notice. However, the conversion price shall not be less than the higher of the par value and the backward-looking 3-month floor price of 75% of the average closing price of our common shares. The pricing of a conversion into Altamira shares is at the lower of CHF 3.00 and the issue price of a qualified financing round, meaning that a third-party investor will hold at least 10% of Altamira shares after completion of such financing round. The convertible loan agreement further contains a limitation on the conversion rights in the sense that they may not result in an ownership interest of more than 9.99% in the Company or 49.99% in Altamira. By December 31, 2020, an amount of CHF 895,455 has been converted into 737,000 common shares of the Company (at a conversion price of $1.35).	The pricing of a conversion into our common shares is at the lower of 150% of the share price at close of the disbursement date ($1.35 fixed on September 8, 2020) and 95% of the average price of our common share at close of the 5 trading dates preceding the date of the conversion notice. However, the conversion price shall not be less than the higher of the par value and the backward-looking 3-month floor price of 75% of the average closing price of our common shares. The pricing of a conversion into Altamira shares is at the lower of CHF 3.00 and the issue price of a qualified financing round, meaning that a third-party investor will hold at least 10% of Altamira shares after completion of such financing round. The convertible loan agreement further contains a limitation on the conversion rights in the sense that they may not result in an ownership interest of more than 9.99% in the Company or 49.99% in Altamira. By December 31, 2020, an amount of CHF 895,455 has been converted into 737,000 common shares of the Company (at a conversion price of $1.35).
Volatility percentage							90.90%	90.90%
Outstanding loan amount	SFr 644,813						SFr 473,920
Common shares (in Shares) | shares	516,814
Conversion price per share (in Dollars per share) | $ / shares		$ 1.35
Convertible loan amount					SFr 0
Outstanding loan					0			$ 31.12
Derivative amount					SFr 310,439
Embedded derivatives						$ 416,003	2,248,257
Effective interest						$ 170,893	SFr 127,418